STOCKHOLDERS' EQUITY (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Jul. 12, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2014
Reverse Acquisition Number Of Shares Issued		125,112,803
Reverse Acquisition Par Value Per Share		$ 0.0001
Common Stock Shares Issued And Outstanding Prior To Reverse Acquisition		6,750,000
Shares Surrendered For Cancellation		4,513,252
Stockholders Equity, Reverse Stock Split	1 for 8	1 for 8
Stock Issued During Period Shares Before Reverse Stock Splits	127,349,551	127,349,551
Stock Issued During Period Shares After Reverse Stock Splits	15,918,940	15,918,940
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			$ 307,720
Additional Paid In Capital, Common Stock		4,909,572	4,909,572	4,909,572
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			$ 307,720